Intangible assets - Narrative (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 67.4	SFr 57.0	SFr 70.3	SFr 57.5
Research and development expense	4.8	SFr 3.6
Intangible assets under development
Disclosure of detailed information about intangible assets [line items]
Intangible assets	SFr 0.4		SFr 0.3